Trade receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade receivables
Trade receivables	€ 5,093	€ 4,133
Change in allowance for doubtful accounts
Allowance for doubtful accounts, beginning of period	336	57
Provisions	237	367
Write-off	(58)
Release to income	(33)	(88)
Allowance for doubtful accounts, end of period	482	336
Not due at the end of the reporting period
Trade receivables
Trade receivables	1,560	2,812
Less than 3 months
Trade receivables
Trade receivables	2,998	946
Between 3 and 6 months
Trade receivables
Trade receivables	363	180
Between 6 and 9 months
Trade receivables
Trade receivables	68	151
Between 9 and 12 months
Trade receivables
Trade receivables	70	12
More than 12 months
Trade receivables
Trade receivables	€ 34	€ 32